PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2020	2019

Computers	658	392
Office furniture and equipment	151	132
Molds	1,527	1,398
Leasehold improvements	283	234
	2,619	2,156
Less: accumulated depreciation	(1,637)	(1,221)
Total property and equipment, net	982	935

Total depreciation and amortization in respect of property and equipment were $416, $302 and $184 for the years ended December 31, 2020, 2019 and 2018 respectively.